Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

During October 2015, the Company received the balance of the Increasive note payable of $200,000. In addition, the Company issued 1,667 shares of common stock to a member of the board of directors for joining the board, and issued 8,929 shares of common stock for $25,000 in proceeds from one individual.

As part of the acquisition of EQmentor, Inc., the Company entered into an employment agreement with the former majority shareholder of EQmentor, Inc., pursuant to which the latter is entitled to receive a quarterly bonus in an amount equivalent to $103,333 (net of payment of all payroll taxes and other withholdings), in cash or common stock. The purpose of the obligation was to allow the former majority shareholder to repay certain debts that he had personally secured during the course of his ownership of EQmentor, Inc. As of September 30, 2015, this obligation has an outstanding balance of $633,022 which is included in accrued liabilities and other current liabilities in the consolidated balance sheets. The obligation accrues interest of 3.5% per annum. The Company is anticipating payments to begin on a quarterly basis during the first quarter of 2016. On October 20, 2015 the Company was served a writ of attachment, fieri facias, for the amount of $699,348 answerable on December 15, 2015. The Company believes it will prevail in the proceedings.

On October 29, 2015, the Company issued a convertible promissory note in the amount of $154,000 to a member of the Board of Directors for reimbursable expenses. The note, which is convertible at $4.00 per share, matures on December 15, 2015 and bears interest at 12% per annum and an original issue discount of 10%.

On November 13, 2015, the Company issued a 10% OID convertible promissory note amounting to $110,000 with JDF Capital Inc. The note is subject to annual interest of 0% if repaid within ninety days (90) after that period of time the rate changes to 10%, and has a term of one (1) year. This note is convertible at any time on or after the issuance date at the option of the holder at a conversion price the lower of (i) 60% of the lowest reported sale price of the common stock for the 25 trading days immediately prior to the issuance date or (ii) 60% of the lowest reported sale price for the 25 days prior to the voluntary conversion date, which method of calculation shall be chosen in the sole discretion of the Holder; provided, however, that the conversion price will not be lower than $0.001. The note may be prepaid, but carries a penalty in association with the remittance amount, as there is an accretion component to satisfy the note with cash. In addition the Company issued to JD Capital Inc. 25,000 shares of its $0.001 common stock as additional consideration for the purchase of the note by the investor.

On November 16, 2015 the Company issued 25,000 shares to an investor as a component of a debt transaction.

On November 17, 2015 the Company issued 15,000 3 year warrants exercisable at $2 per share in consideration for a loan amendment

On November 17, 2015 the Company issued a $11,000 10% OID convertible promissory note. The note matures on 2/17/16, has a 12% interest rate and convertible at $4 per share.

On November 19, 2015, the Company sold 1,667 shares of its common stock to a member of the Board of Directors for $3.00 per share.

On November 19, 2015, the Company issued a 10% OID convertible promissory note to a member of the Board of Directors in the amount of $5,500. The note matures on December 31, 2015, bears interest at 12% per annum and is convertible at $3.00 per share.

On November 20, 2015, the Company issued a 10% OID convertible promissory note in the amount of $57,500. The note matures on November 20, 2016, bears interest at 8% per annum and is convertible at 60% of the lowest reported sale price of the common stock for the 25 trading days immediately prior to the issuance date. The Company also issued 18,000 restricted shares of its common stock as part of this transaction.

On November 20, 2015, the Company issued a 10% OID convertible promissory note in the amount of $29,700. The note matures on November 20, 2016, bears interest at 8% per annum and is convertible at 60% of the lowest reported sale price of the common stock for the 25 trading days immediately prior to the issuance date. The Company also issued 14,000 restricted shares of its common stock as part of this transaction.

On November 23, 2015, the Company issued 10% OID convertible promissory notes to three members of the Board of Directors in the amount of $5,500. The notes mature on December 31, 2015, bear interest at 12% per annum and are convertible at $3.00 per share.

On November 23, 2015, the Company issued a 10% OID convertible promissory note to an accredited investor in the amount of $5,500. The note matures on December 31, 2015, bears interest at 12% per annum and is convertible at $3.00 per share.

On December 9, 2015 the Company issued a 20% OID convertible promissory note in the amount up to $500,000, with an initial $150,000 drawdown of funds. The note matures on August 9, 2016, bears interest at 12% per annum and is convertible at a 25% discount from the reported sale price of the common stock. The Company also issued 30,000 five year warrants as part of this transaction.

Note 14. Subsequent Events

On January 6th 2015, the Company issued 43,503 common shares to convert $417,736 of convertible debt and accrued interest.

In January 2015, the Company sold 833 common shares for cash for a total consideration of $7,500.

In January 2015, the outstanding 1,667 warrants were exercised for $15,000 and 1,667 common shares were issued to the holder.

In January 2015, the Company issued a convertible note amounting to $78,750. The note is subject to annual interest of 8%, has a term of one (1) year and is convertible to common stock at a price equal to 58% of the lowest closing bid prices for the last 15 trading days prior to conversion.

In January and February 2015, the Company convertible notes to an investor group up to an amount of $250,000. The proceeds from the notes will be advanced in three tranches, as follows: $125,000 by January 6, 2015, $75,000 by February 15, 2015 and $50,000 by April 15, 2015. The Company only received proceeds of $150,000 to date.

The notes have a maturity of one (1) year and interest rate of 10% per annum and are convertible at a price of 50% of the average closing bid prices on the primary trading market on which the Company’s Common Stock is then listed. In conjunction with the notes the Company may issue up to 50,000 warrants to the investors with a strike price of $6.00 per share. The warrants are cashless and exercisable for a period of five (5) years from closing. The Company also issued a banking advisory fee of 11,667 shares of common stock of the Company to the investors.

During February and March 2015, pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) between the Company and Magna Equities II, LLC (“Magna Equities II”), the Company issued to Magna Equities II a convertible promissory note (the “Magna Equities II Note”) in the aggregate principal amount of $175,000. $100,000 was funded on February 27, 2015 and $75,000 was funded on March 2, 2015. The principal due under the Magna Equities II Note accrues interest at a rate of 12% per annum. All principal and accrued interest under the Magna Equities II Note must be repaid one year from the funding set forth above. All principal and accrued interest under the Magna Equities II Note is convertible into shares of Common Stock at a conversion price equal to the lesser of (i) a 40% discount from the lowest daily trading price in the five (5) trading days prior to conversion, or (ii) a fixed price of $15.00.

On March 16, 2015 the Company issued a convertible promissory note (the “Magna Equities II Note”) in the aggregate principal amount of $44,500 under the same terms as the previous note.

On March 2, 2015 (the “Issue Date”), pursuant to a Securities Exchange Agreement (the “Securities Exchange Agreement”) between the Company and Magna Equities I, LLC (“Magna Equities I”), the Company issued to Magna Equities I a convertible promissory note (the “Magna Equities I Note”) in the aggregate principal amount of $200,000, in exchange for $200,000 of existing debt of the Company that Magna Equities I purchased from third parties. The Magna Equities I Note accrues interest at a rate of ten percent per annum. All principal and accrued interest under the Magna Equities I Note is due on March 2, 2016. All principal and accrued interest under the Magna Equities I Note is convertible into shares of common stock of the Company, par value $0.001 per share (the “Common Stock”), at a conversion price equal to a 40% discount from the lowest daily trading price in five (5) trading days prior to conversion. At any time during the period beginning on the Issue Date and ending on the date which is ninety (90) days thereafter, the Company may prepay any portion of the principal amount and accrued interest at 135% of such amount upon three (3) days’ written notice to Magna Equities I. In addition, beginning on the date which is thirty (30) calendar days after the Issue Date, Magna Equities I shall be obligated to purchase an additional $200,000 of Magna Equities I Notes every thirty (30) calendar days, up to a total of $1 million in additional purchases.

In April 2015, the Company sold to an accredited investor 13,333 common shares and 3,333 warrants for cash for a total consideration of $100,000. That warrants have a strike price of $15.00 per share and a cashless exercise provision for a period of three (3) years from closing. In the event Company shall reach a minimum total market capitalization of $100,000,000 on a major U.S. stock exchange, and maintain such minimum for five (5) consecutive trading days, then the investor shall also receive a grant of 1,667 additional common shares.